VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.2%
Aerospace & Defense—0.1%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 150	$ 653
Auto Manufacturers—0.4%
Rivian Automotive, Inc.
4.625%, 3/15/29	2,165	2,210
3.625%, 10/15/30	2,355	2,133
		4,343

Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,675	3,067
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,520	1,815
144A 1.750%, 3/1/31(1)	725	792
Guardant Health, Inc. 1.250%, 2/15/31	1,450	1,556
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	3,770	3,932
Insmed, Inc. 0.750%, 6/1/28	595	1,339
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,610	1,626
		14,127

Commercial Services—0.7%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,265	1,138
Block, Inc. 0.000%, 5/1/26(2)	3,620	3,432
Shift4 Payments, Inc. 0.500%, 8/1/27	3,245	3,284
Stride, Inc. 1.125%, 9/1/27	455	1,242
		9,096

Computers—1.4%
Lumentum Holdings, Inc. 0.500%, 12/15/26	4,990	5,141
PAR Technology Corp. 1.500%, 10/15/27	2,265	2,383
Parsons Corp. 2.625%, 3/1/29	1,000	1,054
Seagate HDD Cayman 3.500%, 6/1/28	2,095	2,650
Super Micro Computer, Inc. 3.500%, 3/1/29	1,355	1,249
Western Digital Corp. 3.000%, 11/15/28	1,535	2,083
Zscaler, Inc. 0.125%, 7/1/25	1,485	2,228
		16,788

Diversified REITS—0.3%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	3,555	3,694
	Par Value	Value

Electric Utilities—1.2%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 3,630	$ 4,060
PG&E Corp. 4.250%, 12/1/27	3,465	3,600
Southern Co. (The) 3.875%, 12/15/25	4,645	5,212
TXNM Energy, Inc. 144A 5.750%, 6/1/54(1)	1,875	2,332
		15,204

Electronics—0.5%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	1,800	1,889
Itron, Inc. 144A 1.375%, 7/15/30(1)	1,295	1,412
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,895	2,406
		5,707

Engineering & Construction—0.2%
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	1,815	2,286
Entertainment—1.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	4,445	3,900
IMAX Corp. 0.500%, 4/1/26	1,925	2,045
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	6,325	6,540
		12,485

Financial Services—0.8%
Coinbase Global, Inc. 0.500%, 6/1/26	4,100	4,106
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,235	2,163
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,080	3,091
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	1,275	1,068
		10,428

Health Care REITs—0.6%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	5,990	7,979
Healthcare-Products—0.9%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,995	1,967
Envista Holdings Corp. 2.375%, 6/1/25	1,380	1,371
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	2,025	1,761
Insulet Corp. 0.375%, 9/1/26	1,465	1,812
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,470	1,531
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	$ 995	$ 1,267
Repligen Corp. 1.000%, 12/15/28	1,155	1,179
		10,888

Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	3,355	3,311
Internet—1.7%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	450	591
Expedia Group, Inc. 0.000%, 2/15/26	1,580	1,541
Magnite, Inc. 0.250%, 3/15/26	1,470	1,402
Palo Alto Networks, Inc. 0.375%, 6/1/25	450	1,680
Sea Ltd. 2.375%, 12/1/25	920	1,393
Shopify, Inc. 0.125%, 11/1/25	2,685	2,674
Snap, Inc. 0.750%, 8/1/26	1,435	1,374
Spotify USA, Inc. 0.000%, 3/15/26	1,010	1,301
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,635	1,844
Uber Technologies, Inc.
0.000%, 12/15/25	4,260	4,767
0.875%, 12/1/28	565	740
Wayfair, Inc. 3.250%, 9/15/27	1,480	1,376
Zillow Group, Inc. 2.750%, 5/15/25	630	634
		21,317

Investment Companies—0.1%
IREN Ltd. 144A 3.250%, 6/15/30(1)	885	641
Iron & Steel—0.1%
United States Steel Corp. 5.000%, 11/1/26	420	1,372
Leisure Time—0.3%
NCL Corp., Ltd. 1.125%, 2/15/27	2,835	2,678
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	215	928
		3,606

Machinery-Construction & Mining—0.1%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,230	1,468
	Par Value	Value

Media—0.5%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	$ 4,810	$ 4,861
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,105	1,342
		6,203

Metal Fabricate/Hardware—0.2%
Xometry, Inc. 1.000%, 2/1/27	2,465	2,359
Mining—0.1%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	860	1,197
Miscellaneous Manufacturing—0.1%
Axon Enterprise, Inc. 0.500%, 12/15/27	355	962
Oil, Gas & Consumable Fuels—0.2%
UGI Corp. 144A 5.000%, 6/1/28(1)	2,105	2,691
Passenger Airlines—0.2%
American Airlines Group, Inc. 6.500%, 7/1/25	3,010	3,007
Pharmaceuticals—0.5%
Dexcom, Inc. 0.250%, 11/15/25	3,940	3,831
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,290	2,487
		6,318

Retail—0.2%
Burlington Stores, Inc. 1.250%, 12/15/27	1,550	1,986
Shake Shack, Inc. 0.000%, 3/1/28	1,200	1,105
		3,091

Retail REIT—0.1%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	975	971
Semiconductors—0.7%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	2,160	2,017
ON Semiconductor Corp.
0.000%, 5/1/27	1,420	1,516
0.500%, 3/1/29	1,435	1,239
Semtech Corp. 1.625%, 11/1/27	1,320	1,550
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,690	1,486
Wolfspeed, Inc. 0.250%, 2/15/28	2,135	685
		8,493

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Software—2.2%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	$ 920	$ 1,299
Cloudflare, Inc. 0.000%, 8/15/26(2)	3,445	3,500
Confluent, Inc. 0.000%, 1/15/27(2)	2,420	2,222
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	3,570	3,209
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,590	2,848
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)	6,105	5,552
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,875	3,103
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	3,445	4,273
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,395	1,311
		27,317

Telecommunications—0.2%
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)	680	797
InterDigital, Inc. 3.500%, 6/1/27	185	483
Viavi Solutions, Inc. 1.625%, 3/15/26	1,470	1,538
		2,818

Water Utilities—0.2%
American Water Capital Corp. 3.625%, 6/15/26	2,565	2,642
Total Convertible Bonds and Notes (Identified Cost $215,277)		213,462

	Shares
Convertible Preferred Stocks—2.7%
Aerospace & Defense—0.7%
Boeing Co. (The), 6.000%	135(3)	8,286
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	6,740	7,832
Capital Markets—0.4%
Ares Management Corp. Series B, 6.750%	42,525	2,099
KKR & Co., Inc. Series D, 6.250%	55,020	2,637
		4,736

Chemicals—0.1%
Albemarle Corp., 7.250%	31,705	971
Electric Utilities—0.4%
NextEra Energy, Inc., 6.926%	50,740	1,954
PG&E Corp. Series A, 6.000%	55,100	2,396
		4,350

	Shares	Value

Healthcare Providers & Services—0.1%
BrightSpring Health Services, Inc., 6.750%	28,165	$ 1,766
Machinery—0.0%
Chart Industries, Inc. Series B, 6.750%	9,615	509
Semiconductors & Semiconductor Equipment—0.2%
Microchip Technology, Inc., 7.500%	48,770	2,315
Software—0.1%
MicroStrategy, Inc., 8.000%	7,645	684
Technology Hardware, Storage & Peripherals—0.1%
Hewlett Packard Enterprise Co., 7.625%	34,655	1,740
Total Convertible Preferred Stocks (Identified Cost $34,390)		33,189

Common Stocks—77.2%
Aerospace & Defense—0.8%
L3Harris Technologies, Inc.	44,999	9,901
Air Freight & Logistics—1.1%
CH Robinson Worldwide, Inc.	99,894	8,912
United Parcel Service, Inc. Class B	46,586	4,440
		13,352

Automobile Components—0.6%
Aptiv plc(4)	133,904	7,641
Banks—9.2%
Bank of America Corp.(5)	749,026	29,871
Commerce Bancshares, Inc.	253,386	15,391
JPMorgan Chase & Co.(5)	68,241	16,693
PNC Financial Services Group, Inc. (The)	159,367	25,609
Truist Financial Corp.	454,432	17,423
U.S. Bancorp	217,814	8,786
		113,773

Beverages—0.8%
Keurig Dr Pepper, Inc.	270,665	9,362
Broadline Retail—0.7%
Amazon.com, Inc.(4)	46,631	8,600
Building Products—0.9%
Allegion plc	75,389	10,494
Capital Markets—5.8%
Blackrock, Inc.	15,993	14,622
Charles Schwab Corp. (The)	135,122	10,999
Goldman Sachs Group, Inc. (The)	8,563	4,689
MarketAxess Holdings, Inc.	100,132	22,188
Morgan Stanley	80,223	9,259
MSCI, Inc. Class A	17,971	9,796
		71,553

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Chemicals—1.0%
Dow, Inc.	140,034	$ 4,283
FMC Corp.	176,691	7,407
		11,690

Commercial Services & Supplies—0.8%
RB Global, Inc.	100,889	10,159
Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	11,328	11,266
Containers & Packaging—0.7%
Ball Corp.	165,307	8,586
Electric Utilities—4.4%
Eversource Energy	329,046	19,572
NextEra Energy, Inc.(5)	527,221	35,260
		54,832

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. Class A	77,284	5,947
Energy Equipment & Services—0.4%
Schlumberger N.V.	141,255	4,697
Entertainment—0.8%
Walt Disney Co. (The)	104,148	9,472
Financial Services—5.5%
Berkshire Hathaway, Inc. Class B(4)	73,060	38,959
Jack Henry & Associates, Inc.	54,812	9,506
Mastercard, Inc. Class A	18,594	10,191
Visa, Inc. Class A	29,180	10,082
		68,738

Food Products—0.9%
Tyson Foods, Inc. Class A	189,905	11,630
Ground Transportation—1.6%
Uber Technologies, Inc.(4)	136,748	11,078
Union Pacific Corp.	43,192	9,315
		20,393

Health Care REITs—1.2%
Alexandria Real Estate Equities, Inc.	208,634	15,159
Healthcare Equipment & Supplies—1.5%
Abbott Laboratories	73,341	9,589
Medtronic plc	110,436	9,361
		18,950

Healthcare Providers & Services—1.5%
HCA Healthcare, Inc.	27,023	9,325
UnitedHealth Group, Inc.	23,339	9,603
		18,928

	Shares	Value

Healthcare Technology—0.8%
Veeva Systems, Inc. Class A(4)	42,644	$ 9,965
Hotels, Restaurants & Leisure—0.3%
Starbucks Corp.	49,802	3,987
Industrial Conglomerates—1.6%
Honeywell International, Inc.	94,237	19,837
Industrial REITs—4.8%
Prologis, Inc.	302,982	30,965
Rexford Industrial Realty, Inc.	858,754	28,424
		59,389

Interactive Media & Services—1.4%
Alphabet, Inc. Class A	110,349	17,523
Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.(5)	36,794	15,785
Machinery—1.0%
Stanley Black & Decker, Inc.	213,188	12,796
Oil, Gas & Consumable Fuels—4.8%
Chevron Corp.	140,145	19,068
Coterra Energy, Inc.	350,481	8,608
EOG Resources, Inc.	79,244	8,743
Exxon Mobil Corp.	150,993	15,949
Ovintiv, Inc.	231,533	7,775
		60,143

Pharmaceuticals—4.2%
Bristol-Myers Squibb Co.	95,758	4,807
Eli Lilly & Co.	24,360	21,899
Johnson & Johnson	34,159	5,339
Pfizer, Inc.	836,244	20,413
		52,458

Real Estate Management & Development—0.4%
CoStar Group, Inc.(4)	72,304	5,363
Residential REITs—0.8%
Invitation Homes, Inc.	295,504	10,103
Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.(4)	245,409	23,891
Software—4.1%
ANSYS, Inc.(4)	16,207	5,217
Intuit, Inc.	34,646	21,739
Microsoft Corp.(5)	37,157	14,686
Salesforce, Inc.	36,183	9,723
		51,365

Specialized REITs—3.2%
American Tower Corp.	53,278	12,009
Crown Castle, Inc.	84,147	8,899
Equinix, Inc.	7,199	6,197

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Specialized REITs—continued
SBA Communications Corp. Class A	52,296	$ 12,729
		39,834

Specialty Retail—1.7%
Home Depot, Inc. (The)(5)	58,250	20,999
Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.(5)	59,478	12,639
Trading Companies & Distributors—0.8%
MonotaRO Co., Ltd. Unsponsored ADR	519,502	9,943
Water Utilities—1.5%
American Water Works Co., Inc.	129,277	19,005
Total Common Stocks (Identified Cost $971,590)		960,148

Warrant—0.0%
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(4)	876	1
Total Warrant (Identified Cost $—)		1

Total Long-Term Investments—97.1% (Identified Cost $1,221,257)		1,206,800

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.222%)(6)	11,531,869	11,532
Total Short-Term Investment (Identified Cost $11,532)		11,532

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.0% (Identified Cost $1,232,789)		1,218,332

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $1,444)	(2,539)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.8% (Identified Cost $1,231,345)	$1,215,793
Other assets and liabilities, net—2.2%	27,946
NET ASSETS—100.0%	$1,243,739
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $86,506 or 7.0% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Value shown as par value.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $84,010.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Canada	1
Japan	1
Ireland	1
Cayman Islands	1
Jersey	1
Total	100%
† % of total investments, net of written options, as of April 30, 2025.

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
Open written options contracts as of April 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(858)	$(8,580)	$100.00	05/16/25	$(387)
Alexandria Real Estate Equities, Inc.	(417)	(3,544)	85.00	05/16/25	(6)
Alphabet, Inc.	(331)	(5,461)	165.00	05/16/25	(62)
Amazon.com, Inc.	(163)	(3,342)	205.00	05/16/25	(22)
American Water Works Co., Inc.	(193)	(3,088)	160.00	05/16/25	(2)
Apple, Inc.	(208)	(4,472)	215.00	05/16/25	(119)
Aptiv plc	(468)	(2,808)	60.00	05/16/25	(63)
Ball Corp.	(250)	(1,250)	50.00	05/16/25	(77)
Bank of America Corp.	(2,621)	(11,008)	42.00	05/16/25	(63)
Berkshire Hathaway, Inc.	(182)	(10,374)	570.00	05/16/25	(12)
Charles Schwab Corp. (The)	(472)	(4,012)	85.00	05/16/25	(26)
Chevron Corp.	(490)	(7,350)	150.00	05/16/25	(14)
Costco Wholesale Corp.	(39)	(4,212)	1,080.00	05/16/25	(7)
Coterra Energy, Inc.	(876)	(2,453)	28.00	05/16/25	(7)
Eli Lilly & Co.	(85)	(6,970)	820.00	05/16/25	(692)
EOG Resources, Inc.	(277)	(3,463)	125.00	05/16/25	(6)
Exxon Mobil Corp.	(528)	(6,336)	120.00	05/16/25	(4)
FMC Corp.	(530)	(2,253)	42.50	05/16/25	(130)
Goldman Sachs Group, Inc. (The)	(25)	(1,388)	555.00	05/16/25	(31)
Home Depot, Inc. (The)	(203)	(7,815)	385.00	05/16/25	(12)
Honeywell International, Inc.	(376)	(8,272)	220.00	05/16/25	(44)
Intuit, Inc.	(121)	(7,744)	640.00	05/16/25	(100)
L3Harris Technologies, Inc.	(157)	(3,768)	240.00	05/16/25	(2)
Mastercard, Inc.	(65)	(3,672)	565.00	05/16/25	(35)
Morgan Stanley	(280)	(3,360)	120.00	05/16/25	(39)
NextEra Energy, Inc.	(1,845)	(13,837)	75.00	05/16/25	(6)
Ovintiv, Inc.	(810)	(3,078)	38.00	05/16/25	(28)
Pfizer, Inc.	(3,344)	(8,360)	25.00	05/16/25	(64)
PNC Financial Services Group, Inc. (The)	(557)	(9,190)	165.00	05/16/25	(95)
Prologis, Inc.	(454)	(4,994)	110.00	05/16/25	(8)
Salesforce, Inc.	(126)	(3,528)	280.00	05/16/25	(41)
Stanley Black & Decker, Inc.	(746)	(4,849)	65.00	05/16/25	(35)
Starbucks Corp.	(174)	(1,566)	90.00	05/16/25	(2)
Thermo Fisher Scientific, Inc.	(128)	(6,272)	490.00	05/16/25	(2)
Truist Financial Corp.	(1,590)	(6,360)	40.00	05/16/25	(33)
Tyson Foods, Inc.	(569)	(3,841)	67.50	05/16/25	(8)
Uber Technologies, Inc.	(410)	(3,383)	82.50	05/16/25	(128)
United Parcel Service, Inc.	(163)	(1,793)	110.00	05/16/25	(1)
UnitedHealth Group, Inc.	(81)	(4,131)	510.00	05/16/25	(4)
Veeva Systems, Inc.	(127)	(3,048)	240.00	05/16/25	(38)
Visa, Inc.	(102)	(3,723)	365.00	05/16/25	(9)
Walt Disney Co. (The)	(364)	(3,458)	95.00	05/16/25	(75)
Total Written Options					$(2,539)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$213,462	$—	$213,462
Equity Securities:
Convertible Preferred Stocks	33,189	33,189	—
Common Stocks	960,148	960,148	—
Warrant	1	1	—
Money Market Mutual Fund	11,532	11,532	—
Total Assets	1,218,332	1,004,870	213,462
Liabilities:
Other Financial Instruments:
Written Options	(2,539)	(2,337)	(202)
Total Investments, Net of Written Options	$1,215,793	$1,002,533	$213,260
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2025.
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.